UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Angel Lane,
	 London UK EC4R 3AB

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, August 6, 2012

"Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. Based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to positions in
Section 13(f) securities held by its operating subsidiaries, including, among others, Nomura Asset Management U.K. Limited ("NAM UK"). The Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) Nomura Asset Management U.K. Limited ("NAM UK").

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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 136

Form 13F Information Table Value Total: 207,239 (thousands)

List of Other Included Managers: None

                             TITLE OF                       VALUE   SHRS OR     SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP    (x$1000) PRN AMT     PRN   CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
3M CO                           COM             88579Y101    305      3,400     SH             Sole               3,400
ABBOTT LABS                     COM             002824100    432      6,700     SH             Sole               6,700
AES CORP                        COM             00130H105    136     10,600     SH             Sole              10,600
AFLAC INC                       COM             001055102    545     12,800     SH             Sole              12,800
AGRIUM INC                      COM             008916108  2,186     24,700     SH             Sole              24,700
AIRGAS INC                      COM             009363102  2,957     35,200     SH             Sole              35,200
ALCOA INC                       COM             013817101    130     14,900     SH             Sole              14,900
ALTRIA GROUP INC                COM             02209S103    390     11,300     SH             Sole              11,300
AMERICAN EXPRESS CO             COM             025816109  3,334     57,267     SH             Sole              57,267
AMERICAN INTL GROUP INC         COM NEW         026874784    510     15,900     SH             Sole              15,900
AMERICAN WTR WKS CO INC NEW     COM             030420103  1,962     57,240     SH             Sole              57,240
ANNALY CAP MGMT INC             COM             035710409    215     12,800     SH             Sole              12,800
APACHE CORP                     COM             037411105  2,856     32,500     SH             Sole              32,500
APPLE INC                       COM             037833100  8,398     14,380     SH             Sole              14,380
AT&T INC                        COM             00206R102  6,346    177,960     SH             Sole             177,960
AVAGO TECHNOLOGIES LTD          SHS             Y0486S104  1,777     49,500     SH             Sole              49,500
AVERY DENNISON CORP             COM             053611109  1,641     60,020     SH             Sole              60,020
BANK MONTREAL QUE               COM             063671101    215      3,900     SH             Sole               3,900
BANK NOVA SCOTIA HALIFAX        COM             064149107    300      5,800     SH             Sole               5,800
BANK OF AMERICA CORPORATION     COM             060505104  1,300    158,945     SH             Sole             158,945
BCE INC                         COM NEW         05534B760    222      5,400     SH             Sole               5,400
BERKSHIRE HATHAWAY INC DEL      CL A            084670108  1,374         11     SH             Sole                  11
BOEING CO                       COM             097023105    305      4,100     SH             Sole               4,100
BOSTON SCIENTIFIC CORP          COM             101137107     91     16,100     SH             Sole              16,100
BRISTOL MYERS SQUIBB CO         COM             110122108    320      8,900     SH             Sole               8,900
CANADIAN NAT RES LTD            COM             136385101  1,792     66,880     SH             Sole              66,880
CARDINAL HEALTH INC             COM             14149Y108    239      5,700     SH             Sole               5,700
CATERPILLAR INC DEL             COM             149123101    263      3,100     SH             Sole               3,100
CHEVRON CORP NEW                COM             166764100  5,661     53,661     SH             Sole              53,661
CISCO SYS INC                   COM             17275R102  1,691     98,470     SH             Sole              98,470
CITIGROUP INC                   COM NEW         172967424  1,752     63,913     SH             Sole              63,913
CITRIX SYS INC                  COM             177376100  1,826     21,750     SH             Sole              21,750
COACH INC                       COM             189754104  1,404     24,010     SH             Sole              24,010
COCA COLA CO                    COM             191216100  3,875     49,561     SH             Sole              49,561
COGNIZANT TECHNOLOGY SOLUTIO    CL A            192446102  1,882     31,360     SH             Sole              31,360
COMCAST CORP NEW                CL A            20030N101    444     13,900     SH             Sole              13,900
CONOCOPHILLIPS                  COM             20825C104    553      9,900     SH             Sole               9,900
CORNING INC                     COM             219350105  2,252    174,170     SH             Sole             174,170
COSTCO WHSL CORP NEW            COM             22160K105    257      2,700     SH             Sole               2,700
CROWN HOLDINGS INC              COM             228368106  1,542     44,700     SH             Sole              44,700
CVS CAREMARK CORPORATION        COM             126650100    397      8,500     SH             Sole               8,500
DELL INC                        COM             24702R101    260     20,800     SH             Sole              20,800
DEVON ENERGY CORP NEW           COM             25179M103    203      3,500     SH             Sole               3,500
DISNEY WALT CO                  COM DISNEY      254687106  2,719     56,056     SH             Sole              56,056
DOLLAR GEN CORP NEW             COM             256677105  3,264     60,010     SH             Sole              60,010
DOW CHEM CO                     COM             260543103    312      9,900     SH             Sole               9,900
DR PEPPER SNAPPLE GROUP INC     COM             26138E109  2,715     62,050     SH             Sole              62,050
DU PONT E I DE NEMOURS & CO     COM             263534109    273      5,400     SH             Sole               5,400
DUKE ENERGY CORP NEW            COM             26441C105    233     10,100     SH             Sole              10,100
DUN & BRADSTREET CORP DEL NE    COM             26483E100  2,595     36,464     SH             Sole              36,464
ECOPETROL S A                   SPONSORED ADS   279158109    396      7,100     SH             Sole               7,100
EDWARDS LIFESCIENCES CORP       COM             28176E108    797      7,720     SH             Sole               7,720
ENCANA CORP                     COM             292505104    218     10,500     SH             Sole              10,500
EXELON CORP                     COM             30161N101    257      6,834     SH             Sole               6,834
EXPRESS SCRIPTS HLDG CO         COM             30219G108  4,117     73,747     SH             Sole              73,747
EXXON MOBIL CORP                COM             30231G102  6,424     75,075     SH             Sole              75,075

                             TITLE OF                       VALUE   SHRS OR     SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP    (x$1000) PRN AMT     PRN   CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
FACEBOOK INC                    CL A            30303M102    598     19,220     SH             Sole              19,220
FEDEX CORP                      COM             31428X106    211      2,300     SH             Sole               2,300
FLEXTRONICS INTL LTD            ORD             Y2573F102     97     15,600     SH             Sole              15,600
FORD MTR CO DEL                 COM PAR $0.01   345370860    583     60,800     SH             Sole              60,800
FREEPORT-MCMORAN COPPER & GO    COM             35671D857  3,302     96,926     SH             Sole              96,926
FRONTIER COMMUNICATIONS CORP    COM             35906A108     66     17,156     SH             Sole              17,156
GENERAL DYNAMICS CORP           COM             369550108  2,213     33,558     SH             Sole              33,558
GENERAL ELECTRIC CO             COM             369604103  1,932     92,700     SH             Sole              92,700
GENERAL MTRS CO                 COM             37045V100    390     19,800     SH             Sole              19,800
GOLDMAN SACHS GROUP INC         COM             38141G104    575      6,000     SH             Sole               6,000
GOOGLE INC                      CL A            38259P508  4,757      8,200     SH             Sole               8,200
HEWLETT PACKARD CO              COM             428236103  2,083    103,600     SH             Sole             103,600
HOME DEPOT INC                  COM             437076102  2,515     47,465     SH             Sole              47,465
HONEYWELL INTL INC              COM             438516106    235      4,200     SH             Sole               4,200
INGERSOLL-RAND PLC              SHS             G47791101    660     15,650     SH             Sole              15,650
INGREDION INC                   COM             457187102  1,423     28,740     SH             Sole              28,740
INTEL CORP                      COM             458140100    653     24,500     SH             Sole              24,500
INTERNATIONAL BUSINESS MACHS    COM             459200101    743      3,800     SH             Sole               3,800
JOHNSON & JOHNSON               COM             478160104  6,518     96,481     SH             Sole              96,481
JPMORGAN CHASE & CO             COM             46625H100  4,211    117,861     SH             Sole             117,861
KEYCORP NEW                     COM             493267108     84     10,900     SH             Sole              10,900
KRAFT FOODS INC                 CL A            50075N104    378      9,789     SH             Sole               9,789
KROGER CO                       COM             501044101    253     10,900     SH             Sole              10,900
LILLY ELI & CO                  COM             532457108    330      7,700     SH             Sole               7,700
LOCKHEED MARTIN CORP            COM             539830109    218      2,500     SH             Sole               2,500
LORILLARD INC                   COM             544147101  2,106     15,960     SH             Sole              15,960
LOWES COS INC                   COM             548661107    245      8,600     SH             Sole               8,600
MANULIFE FINL CORP              COM             56501R106    208     19,100     SH             Sole              19,100
MARATHON OIL CORP               COM             565849106    299     11,700     SH             Sole              11,700
MCDONALDS CORP                  COM             580135101    336      3,800     SH             Sole               3,800
MCKESSON CORP                   COM             58155Q103    291      3,100     SH             Sole               3,100
MEDTRONIC INC                   COM             585055106    205      5,300     SH             Sole               5,300
MERCK & CO INC NEW              COM             58933Y105  4,671    111,878     SH             Sole             111,878
METLIFE INC                     COM             59156R108  2,117     68,609     SH             Sole              68,609
MICRON TECHNOLOGY INC           COM             595112103     90     14,200     SH             Sole              14,200
MICROSOFT CORP                  COM             594918104  6,603    215,868     SH             Sole             215,868
MORGAN STANLEY                  COM NEW         617446448    436     29,900     SH             Sole              29,900
NATIONAL INSTRS CORP            COM             636518102  1,197     44,550     SH             Sole              44,550
NETAPP INC                      COM             64110D104  1,616     50,780     SH             Sole              50,780
NEWS CORP                       CL A            65248E104    259     11,600     SH             Sole              11,600
NV ENERGY INC                   COM             67073Y106  1,945    110,640     SH             Sole             110,640
OCCIDENTAL PETE CORP DEL        COM             674599105    369      4,300     SH             Sole               4,300
ORACLE CORP                     COM             68389X105    336     11,300     SH             Sole              11,300
PEABODY ENERGY CORP             COM             704549104  1,252     51,059     SH             Sole              51,059
PEPSICO INC                     COM             713448108  4,789     67,777     SH             Sole              67,777
PFIZER INC                      COM             717081103  5,388    234,245     SH             Sole             234,245
PG&E CORP                       COM             69331C108  1,879     41,500     SH             Sole              41,500
PHILIP MORRIS INTL INC          COM             718172109  5,265     60,339     SH             Sole              60,339
PHILLIPS 66                     COM             718546104    499     15,000     SH             Sole              15,000
PNC FINL SVCS GROUP INC         COM             693475105  1,893     30,981     SH             Sole              30,981
PROCTER & GAMBLE CO             COM             742718109    894     14,600     SH             Sole              14,600
PRUDENTIAL FINL INC             COM             744320102    218      4,500     SH             Sole               4,500
QUALCOMM INC                    COM             747525103  2,610     46,880     SH             Sole              46,880
REGIONS FINANCIAL CORP NEW      COM             7591EP100     82     12,200     SH             Sole              12,200
REPUBLIC SVCS INC               COM             760759100  2,555     96,560     SH             Sole              96,560
RESEARCH IN MOTION LTD          COM             760975102     89     12,100     SH             Sole              12,100
ROYAL BK CDA MONTREAL QUE       COM             780087102    435      8,500     SH             Sole               8,500
SOUTHERN CO                     COM             842587107    236      5,100     SH             Sole               5,100
SPRINT NEXTEL CORP              COM SER 1       852061100    206     63,100     SH             Sole              63,100

                             TITLE OF                       VALUE   SHRS OR     SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP    (x$1000) PRN AMT     PRN   CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
SUNCOR ENERGY INC NEW           COM             867224107  2,933    101,563     SH             Sole             101,563
TALISMAN ENERGY INC             COM             87425E103  1,206    105,390     SH             Sole             105,390
TARGET CORP                     COM             87612E106  2,292     39,386     SH             Sole              39,386
TIME WARNER CABLE INC           COM             88732J207  3,056     37,225     SH             Sole              37,225
TIME WARNER INC                 COM NEW         887317303    325      8,433     SH             Sole               8,433
TORONTO DOMINION BK ONT         COM NEW         891160509  2,291     29,312     SH             Sole              29,312
TRAVELERS COMPANIES INC         COM             89417E109    217      3,400     SH             Sole               3,400
UNION PAC CORP                  COM             907818108    203      1,700     SH             Sole               1,700
UNITED PARCEL SERVICE INC       CL B            911312106    339      4,300     SH             Sole               4,300
UNITED TECHNOLOGIES CORP        COM             913017109    363      4,800     SH             Sole               4,800
UNITEDHEALTH GROUP INC          COM             91324P102    351      6,000     SH             Sole               6,000
US BANCORP DEL                  COM NEW         902973304    306      9,500     SH             Sole               9,500
VALERO ENERGY CORP NEW          COM             91913Y100    324     13,400     SH             Sole              13,400
VERIZON COMMUNICATIONS INC      COM             92343V104  1,147     25,800     SH             Sole              25,800
WALGREEN CO                     COM             931422109  2,911     98,400     SH             Sole              98,400
WAL-MART STORES INC             COM             931142103  1,701     24,400     SH             Sole              24,400
WARNACO GROUP INC               COM NEW         934390402  1,033     24,260     SH             Sole              24,260
WELLPOINT INC                   COM             94973V107  2,397     37,570     SH             Sole              37,570
WELLS FARGO & CO NEW            COM             949746101  5,822    174,106     SH             Sole             174,106
XEROX CORP                      COM             984121103     87     11,093     SH             Sole              11,093
XILINX INC                      COM             983919101  2,428     72,328     SH             Sole              72,328

                                                           TOTAL    207,239